Financial risk management - Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 22,435,594	¥ 22,506,844
Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,779,876	3,586,522
Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,779,029	3,585,897
Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	847	625
Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	5,145	4,805
Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,400	2,003
Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,745	2,802
Housing Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,763,747	3,575,093
Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,758,693	3,570,389
Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,758,168	3,570,142
Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	525	247
Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	5,054	4,704
Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,393	1,998
Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,661	2,706
Other Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	21,274	16,234
Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	21,183	16,133
Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	20,861	15,755
Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	322	378
Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	91	101
Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	7	5
Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	84	96
Total Loans [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 3,785,021	¥ 3,591,327